Derivative Instruments	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
6. Derivative Instruments
The Company uses derivative financial instruments to hedge certain portions of its exposure to equity market risk, interest rate risk and foreign currency exchange risk. Derivative financial instruments currently held consist primarily of equity market contracts, interest rate swaps, and foreign currency swaps. Derivative instruments may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company has established policies for managing its derivatives, including prohibitions on derivatives market-making and other speculative derivatives activities. All of the Company’s derivative financial instruments are individually recognized at fair value as either assets within derivatives and other invested assets, or liabilities within other liabilities in the consolidated balance sheets.
The accounting for derivatives depends on whether it qualifies and has been designated for hedge accounting. To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. In connection with purchase accounting, the Company formally redesignated its hedge accounting relationships as of the Merger Date.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI and reclassified into net income in the same period during which the hedged transaction affects net income. Any hedge ineffectiveness is recorded in the consolidated statements of income (loss) within net realized gains (losses). If a derivative instrument does not qualify, or is not designated for hedge accounting, the changes in its fair value are recorded in the consolidated statements of income (loss) within net realized gains (losses).
The Company prospectively discontinues hedge accounting when: (1) the criteria to qualify for hedge accounting is no longer met (e.g., the derivative is no longer highly effective in offsetting the change in cash flows of a hedged item); (2) the derivative expires, is sold, terminated or exercised; or (3) the derivative is de-designated as a hedging instrument for hedge accounting purposes. If it is determined that a derivative no longer qualifies as an effective hedge, the derivative continues to be carried in the consolidated balance sheet at its fair value, with changes in fair value recognized prospectively in the consolidated statements of income (loss) within net realized gains (losses).
The Company also issues fixed indexed annuity contracts that contain embedded derivatives, which are recorded at fair value in funds held under deposit contracts in the consolidated balance sheets. Changes in fair value are recognized in net realized gains (losses).
Derivative Exposure
The following table sets forth the fair value of the Company's derivative instruments:

	As of December 31, 2017			As of December 31, 2016
	Notional Amount	Fair Value		Notional Amount	Fair Value
		Assets	Liabilities		Assets	Liabilities
Derivatives designated as hedges:
Cash flow hedges:
Interest rate swaps	$968.1	$1.5	$1.4	$719.8	$3.3	$16.3
Foreign currency swaps	686.2	75.5	5.6	701.1	141.9	—
Total derivatives designated as hedges	$1,654.3	$77.0	$7.0	$1,420.9	$145.2	$16.3
Derivatives not designated as hedges:
Index options	$6,696.1	$261.9	$1.5	$5,116.4	$161.7	$1.7
Total return swaps	—	—	—	384.0	—	22.8
Embedded derivatives	—	—	797.5	—	—	532.4
Other derivatives	22.2	0.2	—	166.3	0.5	0.5
Total derivatives not designated as hedges	6,718.3	262.1	799.0	5,666.7	162.2	557.4
Total derivatives	$8,372.6	$339.1	$806.0	$7,087.6	$307.4	$573.7

Equity Market Contracts and Embedded Derivatives
The Company uses indexed call options as part of its equity market risk management strategy. The Company offers a FIA contract that permits the contract holder to allocate all or a portion of their account value to an index-linked component, where interest credited to the contract is linked to index performance, subject to caps or performance margins set by the Company. The contract holders may elect to rebalance index options at renewal dates, typically annually. As of each renewal date, the Company has the opportunity to re-price the indexed component by establishing revised cap rates or performance margins, subject to contractual guarantees. The Company transacts in call options according to the portfolio allocation decisions of the contract holders, such that the Company is economically hedged with respect to equity returns for the current interest term. These derivatives are not designated for hedge accounting.
The index-based crediting feature in these contracts is an embedded derivative instrument that is bifurcated from the host contract for measurement purposes, because it possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract.
In 2016, the Company entered into total return swaps to economically hedge market risk with relation to the Company's investments in marketable equity securities. In its total return swaps, the Company agreed with other parties to make payments based on the return of two market indexes, including both the income generated and any capital gains, in exchange for payments based on a set rate. The Company terminated all of its total return swaps in 2017.
Foreign Currency Contracts
The Company uses foreign currency swaps and forwards as part of its foreign currency risk management strategy, to reduce exchange risk with respect to the Company's investments denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with other parties to exchange, at specified intervals, one currency for another at a specified rate of exchange. Generally, the notional amount of each currency is exchanged at the maturity of the currency swap by each party. These derivatives qualify and are designated as cash flow hedges, and accumulated gains (losses) are reclassified into income when interest and principal payments on the underlying foreign bonds are received.
Interest Rate Swaps
The Company uses interest rate swaps as part of its interest rate risk management strategy. In an interest rate swap, the Company agrees with other parties to exchange, at specified intervals, the difference between floating-rate and fixed-rate interest amounts calculated by reference to an agreed upon notional principal amount. The Company primarily uses interest rate swaps to synthetically convert variable rate fixed maturities, including investments in collateralized loan obligations, to fixed rate securities. These derivatives qualify and are designated as cash flow hedges, and accumulated gains (losses) are reclassified into income when interest payments on the underlying bonds are received.
Collateral Arrangements and Offsetting of Financial Instruments
The Company's derivative contracts are typically governed by an International Swaps and Derivatives Association (ISDA) Master Agreement. For each Master Agreement, the Company and the counterparty have also entered into a credit support annex (CSA) to reduce the risk of counterparty default in derivative transactions by requiring the posting of cash collateral or other financial assets. The CSA requires either party to post collateral when net exposures from all derivative contracts between the parties exceed pre-determined contractual thresholds, which vary by counterparty. The amount of net exposure is the difference between the derivative contract's fair value and the fair value of the collateral held for such agreements with each counterparty. Collateral amounts required to be posted or received are determined daily based on the net exposure with each counterparty under a master netting agreement.
The Company does not offset recognized collateral amounts pledged or received against the fair value amounts recognized for derivative contracts. For certain centrally-cleared instruments, the Company is required to post initial margin, which is determined at contract inception, as well as variation margin, which is based on the fair value of the derivative contracts and generally determined on a daily basis. As of December 31, 2017 and 2016, the Company posted initial margin of $33.5 and $30.0, respectively, related to its centrally-cleared derivatives. These amounts are not reflected in collateral presented in the tables below.
Certain exchanges made adjustments to their rulebooks effective in 2017, resulting in the legal characterization of variation margin payments as settlements as opposed to collateral for its centrally cleared derivatives. As a result, the variation margin for these securities reduces the fair value of the derivative recorded in the consolidated balance sheets.
In the consolidated balance sheets, the Company recognizes cash collateral received in cash and cash equivalents, and the obligation to return cash collateral in other liabilities. Non-cash collateral received is not recognized in the consolidated balance sheets. In the event of default, the counterparty relinquishes claim to the assets pledged as collateral, and the Company recognizes the collateral as its own asset recorded at fair value, or, in the case of cash collateral, derecognizes its obligation to return collateral.
The following tables present the potential effect of netting arrangements by counterparty on the Company's consolidated balance sheets:

	As of December 31, 2017
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Received	Net Amount
Counterparty:
Assets:
A	$46.1	$(4.2)	$(41.9)	$—
B	63.6	(1.4)	(62.2)	—
C	13.2	—	(13.2)	—
E	21.3	—	(21.3)	—
F	31.6	(1.3)	(29.0)	1.3
G	30.2	—	(30.2)	—
H	51.9	(1.0)	(50.9)	—
I	34.6	—	(32.9)	1.7
J	42.7	—	(42.7)	—
Other	3.9	(0.6)	(3.3)	—
Total derivative assets	$339.1	$(8.5)	$(327.6)	$3.0
_______________________

(1)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated balance sheets.

	As of December 31, 2017
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Posted	Net Amount
Counterparty:
Liabilities:
A	$4.2	$(4.2)	$—	$—
B	1.4	(1.4)	—	—
F	1.3	(1.3)	—	—
Other	1.6	(1.6)	—	—
Total derivative liabilities (2)	$8.5	$(8.5)	$—	$—
_______________________

(1)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated balance sheets.

(2)	Excludes embedded derivatives of $797.5 which have no counterparty.

	As of December 31, 2016
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Received	Net Amount
Counterparty:
Assets:
A	$25.9	$(14.9)	$(10.5)	$0.5
B	95.2	(17.2)	(78.0)	—
C	25.6	—	(25.6)	—
E	25.1	—	(25.1)	—
G	30.4	(0.7)	(29.7)	—
H	18.3	—	(18.3)	—
I	32.9	(8.0)	(24.9)	—
J	32.5	—	(32.5)	—
Other	21.5	(0.5)	(20.3)	0.7
Total derivative assets	$307.4	$(41.3)	$(264.9)	$1.2
_______________________

(1)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated balance sheets.

	As of December 31, 2016
		Gross Amounts not Offset in the Consolidated Balance Sheets
	Fair Value Presented in the Balance Sheets	Financial Instruments (1)	Cash Collateral Posted	Net Amount
Counterparty:
Liabilities:
A	$14.9	$(14.9)	$—	$—
B	17.2	(17.2)	—	—
I	8.0	(8.0)	—	—
Other	1.2	(1.2)	—	—
Total derivative liabilities (2)	$41.3	$(41.3)	$—	$—
_______________________

(1)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated balance sheets.

(2)	Excludes embedded derivatives of $532.4 which have no counterparty.
Derivatives Designated as Hedges
The following table presents the amount of gain (loss) recognized in OCI on derivatives qualifying and designated as cash flow hedges:

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Interest rate swaps	$(2.9)	$(18.9)	$11.3	$2.4
Foreign currency swaps	(64.6)	62.5	29.1	62.7
Total	$(67.5)	$43.6	$40.4	$65.1

See Note 9 for amounts reclassified out of AOCI into net income. The Company expects to reclassify net gains of $3.4 from AOCI into net income in the next 12 months. Actual amounts may vary from this estimate as a result of market conditions.
As of December 31, 2017, the maximum term over which the Company is hedging its exposure to the variability in future cash flows is approximately 23 years. For the year ended December 31, 2017, realized gains of $1.6 were recognized related to hedge ineffectiveness, while for the period February 1 to December 31, 2016, losses of $1.9 were recorded. For the period January 1 to January 31, 2016 and the year ended December 31, 2015, no material hedge ineffectiveness was recorded.
Derivatives Not Designated as Hedges
The following table shows the effect of derivatives not designated as hedges in the consolidated statements of income (loss), which is recorded in net realized gains (losses):

	Successor Company		Predecessor Company
	For the Year Ended December 31, 2017	February 1 to December 31, 2016	January 1 to January 31, 2016	For the Year Ended December 31, 2015
Index options	$170.0	$84.3	$(33.2)	$(23.9)
Embedded derivatives	(118.6)	(84.5)	29.4	6.9
Total return swaps	(4.3)	(22.8)	—	—
Other derivatives	4.9	1.9	3.8	1.7
Total	$52.0	$(21.1)	$—	$(15.3)